Pensions and Other Benefit Plans	12 Months Ended
Jan. 01, 2012
Pensions and Other Benefit Plans [Abstract]
Pensions and Other Benefit Plans

10.    Pensions and Other Benefit Plans

The Company sponsors various retirement and pension plans, including defined benefit, defined contribution and termination indemnity plans, which cover most employees worldwide. The Company also provides post-retirement benefits, primarily health care, to all U.S. retired employees and their dependents.

Many international employees are covered by government-sponsored programs and the cost to the Company is not significant.

Retirement plan benefits are primarily based on the employee’s compensation during the last three to five years before retirement and the number of years of service. International subsidiaries have plans under which funds are deposited with trustees, annuities are purchased under group contracts, or reserves are provided.

The Company does not fund retiree health care benefits in advance and has the right to modify these plans in the future.

The Company uses the date of its consolidated financial statements (January 1, 2012 and January 2, 2011, respectively) as the measurement date for all U.S. and international retirement and other benefit plans.

Net periodic benefit costs for the Company’s defined benefit retirement plans and other benefit plans for 2011, 2010 and 2009 include the following components:

	Retirement Plans			Other Benefit Plans
(Dollars in Millions)	2011	2010	2009	2011	2010	2009
Service cost	$638	550	511	$149	134	137
Interest cost	853	791	746	188	202	174
Expected return on plan assets	(1,108)	(1,005)	(934)	(1)	(1)	(1)
Amortization of prior service cost	9	10	13	(3)	(4)	(5)
Amortization of net transition asset	1	1	1	—	—	—
Recognized actuarial losses	388	236	155	45	48	55
Curtailments and settlements	—	1	(11)	—	—	(1)

Net periodic benefit cost	$781	584	481	$378	379	359

The net periodic benefit cost attributable to U.S. retirement plans was $414 million, $294 million and $286 million in 2011, 2010 and 2009, respectively.

Amounts expected to be recognized in net periodic benefit cost in the coming year for the Company’s defined benefit retirement plans and other post-retirement plans:

(Dollars in Millions)
Amortization of net transition obligation	$1
Amortization of net actuarial losses	553
Amortization of prior service cost	4

Unrecognized gains and losses for the U.S. pension plans are amortized over the average remaining future service for each plan. For plans with no active employees, they are amortized over the average life expectancy. The amortization of gains and losses for the other U.S. benefit plans is determined by using a 10% corridor of the greater of the market value of assets or the projected benefit obligation. Total unamortized gains and losses in excess of the corridor are amortized over the average remaining future service.

Prior service costs/benefits for the U.S. pension plans are amortized over the remaining future service of plan participants at the time of the plan amendment. Prior service cost/benefit for the other U.S. benefit plans is amortized over the average remaining service to full eligibility age of plan participants at the time of the plan amendment.

The weighted-average assumptions in the following table represent the rates used to develop the actuarial present value of projected benefit obligation for the year listed and also the net periodic benefit cost for the following year.

	Retirement Plans			Other Benefit Plans
	2011	2010	2009	2011	2010	2009
U.S. Benefit Plans
Discount rate	5.22%	5.98	6.50	5.22%	5.98	6.50
Expected long-term rate of return on plan assets	9.00%	9.00	9.00	9.00%	9.00	9.00
Rate of increase in compensation levels	4.25%	4.25	4.50	4.25%	4.25	4.50
International Benefit Plans
Discount rate	4.94%	5.26	5.75	5.64%	6.32	6.75
Expected long-term rate of return on plan assets	7.87%	8.00	8.00	—	—	—
Rate of increase in compensation levels	4.05%	4.00	4.00	4.70%	4.75	4.75

The Company’s discount rates are determined by considering current yield curves representing high quality, long-term fixed income instruments. The resulting discount rates are consistent with the duration of plan liabilities.

The expected long-term rate of return on plan assets assumption is determined using a building block approach, considering historical averages and real returns of each asset class. In certain countries, where historical returns are not meaningful, consideration is given to local market expectations of long-term returns.

The following table displays the assumed health care cost trend rates, for all individuals:

Health Care Plans	2011	2010
Health care cost trend rate assumed for next year	7.50%	7.50
Rate to which the cost trend rate is assumed to decline (ultimate trend)	5.00%	5.00
Year the rate reaches the ultimate trend rate	2018	2018

A one-percentage-point change in assumed health care cost trend rates would have the following effect:

	One-Percentage-	One-Percentage-
(Dollars in Millions)	Point Increase	Point Decrease
Health Care Plans
Total interest and service cost	$42	$(33)
Post-retirement benefit obligation	422	(337)

The following table sets forth information related to the benefit obligation and the fair value of plan assets at year-end 2011 and 2010 for the Company’s defined benefit retirement plans and other post-retirement plans:

	Retirement Plans		Other Benefit Plans
(Dollars in Millions)	2011	2010	2011	2010
Change in Benefit Obligation
Projected benefit obligation — beginning of year	$14,993	13,449	$3,572	3,590
Service cost	638	550	149	134
Interest cost	853	791	188	202
Plan participant contributions	54	42	—	—
Amendments	(24)	—	—	—
Actuarial losses	1,698	815	213	115
Divestitures & acquisitions	14	—	—	—
Curtailments & settlements & restructuring	(6)	(10)	—	—
Benefits paid from plan	(659)	(627)	(320)	(476)
Effect of exchange rates	(137)	(17)	(12)	7

Projected benefit obligation — end of year	$17,424	14,993	$3,790	3,572

Change in Plan Assets
Plan assets at fair value — beginning of year	$13,433	10,923	$14	16
Actual return on plan assets	(102)	1,466	(1)	2
Company contributions	1,135	1,611	315	472
Plan participant contributions	54	42	—	—
Settlements	(2)	(7)	—	—
Divestitures & acquisitions	(2)	—	—	—
Benefits paid from plan assets	(659)	(627)	(320)	(476)
Effect of exchange rates	(121)	25	—	—

Plan assets at fair value — end of year	$13,736	13,433	$8	14

Funded status — end of year	$(3,688)	(1,560)	$(3,782)	(3,558)

Amounts Recognized in the Company’s Balance Sheet consist of the following:
Non-current assets	$249	615	$—	—
Current liabilities	(59)	(54)	(346)	(576)
Non-current liabilities	(3,878)	(2,121)	(3,436)	(2,982)

Total recognized in the consolidated balance sheet — end of year	$(3,688)	(1,560)	$(3,782)	(3,558)

Amounts Recognized in Accumulated Other Comprehensive Income consist of the following:
Net actuarial loss	$6,030	3,539	$1,218	1,017
Prior service cost (credit)	6	39	(18)	(21)
Unrecognized net transition obligation	3	4	1	—

Total before tax effects	$6,039	3,582	$1,201	996

Accumulated Benefit Obligations — end of year	$15,452	13,134
Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net periodic benefit cost	$781	584	$378	379

Net actuarial loss	2,903	354	197	134
Amortization of net actuarial (loss) gain	(388)	(242)	8	(46)
Prior service cost	(24)	—	—	—
Amortization of prior service (cost) credit	(9)	(10)	3	4
Effect of exchange rates	(25)	13	(3)	3

Total recognized in other comprehensive income, before tax	$2,457	115	$205	95

Total recognized in net periodic benefit cost and other comprehensive income	$3,238	699	$583	474

The Company plans to continue to fund its U.S. Qualified Plans to comply with the Pension Protection Act of 2006. International Plans are funded in accordance with local regulations. Additional discretionary contributions are made when deemed appropriate to meet the long-term obligations of the plans. For certain plans, funding is not a common practice, as funding provides no economic benefit. Consequently the Company has several pension plans that are not funded.

In 2011, the Company contributed $689 million and $446 million to its U.S. and international pension plans, respectively.

The following table displays the funded status of the Company’s U.S. Qualified & Non-Qualified pension plans and international funded and unfunded pension plans at January 1, 2012 and January 2, 2011, respectively:

	U.S. Plans				International Plans
	Qualified Plans		Non-Qualified Plans		Funded Plans		Unfunded Plans
(Dollars in Millions)	2011	2010	2011	2010	2011	2010	2011	2010
Plan Assets	$9,132	8,815	—	—	4,604	4,618	—	—
Projected Benefit Obligation	10,283	8,460	1,155	955	5,626	5,215	360	363
Accumulated Benefit Obligation	9,147	7,561	903	761	5,078	4,489	324	323
Over (Under) Funded Status
Projected Benefit Obligation	(1,151)	355	(1,155)	(955)	(1,022)	(597)	(360)	(363)
Accumulated Benefit Obligation	$(15)	1,254	(903)	(761)	(474)	129	(324)	(323)

Plans with accumulated benefit obligations in excess of plan assets have an accumulated benefit obligation, projected benefit obligation and plan assets of $13.8 billion, $15.4 billion and $11.7 billion, respectively at the end of 2011 and $2.4 billion, $2.8 billion and $0.8 billion, respectively at the end of 2010.

The following table displays the projected future benefit payments from the Company’s retirement and other benefit plans:

(Dollars in Millions)	2012	2013	2014	2015	2016	2017-2021
Projected future benefit payments
Retirement plans	$627	636	653	682	730	4,475

Other benefit plans — gross	365	277	216	218	218	1,112
Medicare rebates	(11)	—	—	—	—	—

Other benefit plans — net	$354	277	216	218	218	1,112

The following table displays the projected future minimum contributions to the Company’s U.S. and international unfunded retirement plans. These amounts do not include any discretionary contributions that the Company may elect to make in the future.

(Dollars in Millions)	2012	2013	2014	2015	2016	2017-2021
Projected future contributions
Unfunded U.S. retirement plans	$39	41	44	47	51	329

Unfunded international retirement plans	$22	21	20	22	26	126

Each pension plan is overseen by a local committee or board that is responsible for the overall administration and investment of the pension plans. In determining investment policies, strategies and goals, each committee or board considers factors, including; local pension rules and regulations; local tax regulations; availability of investment vehicles (separate accounts, commingled accounts, insurance funds, etc.); funded status of the plans; ratio of actives to retirees; duration of liabilities; and other relevant factors including, diversification, liquidity of local markets and liquidity of base currency. A majority of the Company’s pension funds are open to new entrants and are expected to be on-going plans. Permitted investments are primarily liquid and/or listed, with little reliance on illiquid and non-traditional investments such as hedge funds. An asset allocation of 75% equities and 25% fixed income is generally pursued unless local regulations and illiquidity require otherwise.

The Company’s retirement plan asset allocation at the end of 2011 and 2010 and target allocations for 2012 are as follows:

	Percent of Plan Assets		Target Allocation
	2011	2010	2012
U.S. Retirement Plans
Equity securities	74%	79	75
Debt securities	26	21	25

Total plan assets	100%	100	100

International Retirement Plans
Equity securities	62%	65	64
Debt securities	38	35	36
Total plan assets	100%	100	100

The Company’s other benefit plans are unfunded except for U.S. life insurance contract assets of $8 million and $14 million at January 1, 2012 and January 2, 2011, respectively.

The fair value of Johnson & Johnson Common Stock directly held in plan assets was $476 million (3.5% of total plan assets) at January 1, 2012 and $453 million (3.4% of total plan assets) at January 2, 2011.

Determination of Fair Value of Plan Assets

The Plan has an established and well-documented process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon models that primarily use, as inputs, market-based or independently sourced market parameters, including yield curves, interest rates, volatilities, equity or debt prices, foreign exchange rates and credit curves.

While the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Valuation Hierarchy

The authoritative literature establishes a three-level hierarchy to prioritize the inputs used in measuring fair value. The levels within the hierarchy are described in the table below with Level 1 having the highest priority and Level 3 having the lowest.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Following is a description of the valuation methodologies used for the investments measured at fair value.

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Short-term investments — Cash and quoted short-term instruments are valued at the closing price or the amount held on deposit by the custodian bank. Other investments are through investment vehicles valued using the Net Asset Value (NAV) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. The NAV is a quoted price in a market that is not active and classified as Level 2.

•

Government and agency securities — A limited number of these investments are valued at the closing price reported on the major market on which the individual securities are traded. Where quoted prices are available in an active market, the investments are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available for the specific security, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. When quoted market prices for a security are not available in an active market, they are classified as Level 2.

•

Debt instruments — A limited number of these investments are valued at the closing price reported on the major market on which the individual securities are traded. Where quoted prices are available in an active market, the investments are classified as Level 1. If quoted market prices are not available for the specific security, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and are classified as Level 2. Level 3 debt instruments are priced based on unobservable inputs.

•

Equity securities — Common stocks are valued at the closing price reported on the major market on which the individual securities are traded. Substantially all common stock is classified within Level 1 of the valuation hierarchy.

•

Commingled funds — The investments are public investment vehicles valued using the NAV provided by the fund administrator. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. Assets in the Level 2 category have a quoted market price in a market that is not active.

•

Insurance contracts — The instruments are issued by insurance companies. The fair value is based on negotiated value and the underlying investments held in separate account portfolios as well as considering the credit worthiness of the issuer. The underlying investments are government, asset-backed and fixed income securities. In general, insurance contracts are classified as Level 3 as there are no quoted prices nor other observable inputs for pricing.

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Other assets — Other assets are represented primarily by limited partnerships and real estate investments, as well as commercial loans and commercial mortgages that are not classified as corporate debt. Other assets that are exchange listed and actively traded are classified as Level 1, while inactively traded assets are classified as Level 2. Most limited partnerships represent investments in private equity and similar funds that are valued by the general partners. These, as well as any other assets valued using unobservable inputs, are classified as Level 3.

The following table sets forth the trust investments measured at fair value as of January 1, 2012 and January 2, 2011:

	Quoted Prices in Active Markets for Identical Assets		Significant Other Observable Inputs		Significant Unobserv- able Inputs
	(Level 1)		(Level 2)		(Level 3)		Total Assets
(Dollars in Millions)	2011	2010	2011	2010	2011	2010	2011	2010
Short-term investment funds	$161	80	632	371	—	—	793	451
Government and agency securities	59	69	1,528	1,484	—	—	1,587	1,553
Debt instruments	1	5	1,106	1,149	9	13	1,116	1,167
Equity securities	6,682	6,744	2	14	16	24	6,700	6,782
Commingled funds	8	1	3,375	3,173	33	35	3,416	3,209
Insurance contracts	—	—	—	—	25	29	25	29
Other assets	1	10	33	150	65	82	99	242

Trust investments at fair value	$6,912	6,909	6,676	6,341	148	183	13,736	13,433

Level 3 Gains and Losses

The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 assets for the years ended January 1, 2012 and January 2, 2011:

(Dollars in Millions)	Debt Instruments	Equity Securities	Commingled Funds	Insurance Contracts	Other Assets	Total Level 3
Balance January 3, 2010	$5	15	26	32	82	160
Realized gains (losses)	(1)	—	—	(3)	1	(3)
Unrealized gains (losses)	1	4	4	—	(3)	6
Purchases, sales, issuances and settlements, net	8	5	5	—	2	20

Balance January 2, 2011	13	24	35	29	82	183
Realized gains (losses)	—	3	—	1	—	4
Unrealized gains (losses)	1	(2)	(6)	(2)	(17)	(26)
Purchases, sales, issuances and settlements, net	(5)	(9)	4	(3)	—	(13)

Balance January 1, 2012	$9	16	33	25	65	148